UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 100
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 503-607-0044

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             05/03/2012
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 98

Form 13F Information Value Total (thousands):     $105,609

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company               COM                    88579Y101    1505    16870    SH            Sole                16870
Abbott Labs              COM                    002824100    1275    20804    SH            Sole                20804
ADP                      COM                    053015103    1557    28211    SH            Sole                28211
Amgen                    COM                    031162100     322     4743    SH            Sole                 4743
Astec Industries         COM                    046224101     204     5600    SH            Sole                 5600
AutoZone Inc.            COM                    053332102    1551     4172    SH            Sole                 4172
Bank of New York         COM                    064058100     760    31493    SH            Sole                31493
BlackRock                COM                    09247X101    1088     5309    SH            Sole                 5309
BLDRS Index FDS TR       Developed
                         Market Index
                         100 ADR                09348r201     866    42532    SH            Sole                42532
Charles Schwab Co.       COM                    808513105     675    46953    SH            Sole                46953
ChevronTexaco            COM                    166764100    1784    16636    SH            Sole                16636
Cisco Systems            COM                    17275R102    1094    51703    SH            Sole                51703
Clorox                   COM                    189054109    1181    17183    SH            Sole                17183
CME Group Inc.           COM                    12572Q105    1019     3525    SH            Sole                 3525
Coach                    COM                    189754104     315     4080    SH            Sole                 4080
Coca Cola Co.            COM                    191216100    2152    29072    SH            Sole                29072
Colgate Palmolive        COM                    194162103    1400    14317    SH            Sole                14317
CoStar Group             COM                    22160N109     255     3698    SH            Sole                 3698
Dell Inc.                COM                    24702R101     781    47047    SH            Sole                47047
Diageo PLC               Sponsored ADR          25243Q205    1505    15596    SH            Sole                15596
Disney (Walt)            COM                    254687106    1195    27295    SH            Sole                27295
Eaton Vance              COM                    278265103     268     9364    SH            Sole                 9364
eBay Inc.                COM                    278642103    1075    29140    SH            Sole                29140
Ecolab                   COM                    278865100    1274    20640    SH            Sole                20640
Emerson Elec.            COM                    291011104    1422    27248    SH            Sole                27248
Equifax                  COM                    294429105     394     8893    SH            Sole                 8893
Exelon Corp.             COM                    30161N101     976    24890    SH            Sole                24890
Expeditors Int'l         COM                    302130109     332     7145    SH            Sole                 7145
Exxon Mobil              COM                    30231G102    1630    18793    SH            Sole                18793
Factset Research         COM                    303075105     306     3094    SH            Sole                 3094
Federated Investors      COM                    314211103     454    20238    SH            Sole                20238
FICO                     COM                    303250104     313     7141    SH            Sole                 7141
Forward Air              COM                    349853101     318     8660    SH            Sole                 8660
Franklin Resources       COM                    354613101    1160     9352    SH            Sole                 9352
Google                   COM                    38259P508    1204     1877    SH            Sole                 1877
Home Depot               COM                    437076102    1389    27612    SH            Sole                27612
Integra Lifesciences     COM                    457985208     212     6112    SH            Sole                 6112
Intel Corp.              COM                    458140100    1409    50116    SH            Sole                50116
INVESCO Ltd.             COM                    46127U104    1384    51886    SH            Sole                51886
iShares                  1-3 Year Treasury
                         Index                  464287457    1140    13525    SH            Sole                13525
iShares                  Barclays Int.
                         Gov't/Credit           464288612    9029    81251    SH            Sole                81251
iShares                  Global Timber Index    464288174    1738    42021    SH            Sole                42021
iShares                  High Yid Corp Bond     464288513     215     2370    SH            Sole                 2370
iShares                  Barclays Aggregate
                         Bond Fund              464287226     209     1905    SH            Sole                 1905
iShares                  MSCI EAFE Index        464287465    4709    85796    SH            Sole                85796
iShares                  MSCI World x/U.S.      78463x848    4658   148187    SH            Sole               148187
iShares                  S&P US Preferred
                         Stock Index            464288687     266     6809    SH            Sole                 6809
iShares                  S&P 500 Index          464287200    2773    19637    SH            Sole                19637
iShares                  Dow Jones Select
                         Dividend Index         464287168    1358    24269    SH            Sole                24269
iShares                  Wilshire 4500 Index    922908652     385     6484    SH            Sole                 6484
Janus Capital            COM                    47102X105     137    15395    SH            Sole                15395
Johnson & Johnson        COM                    478160104    2153    32637    SH            Sole                32637
Kellogg                  COM                    487836108     877    16356    SH            Sole                16356
Kraft Foods              COM                    50075N104    1199    31548    SH            Sole                31548
Laboratory Corp.         COM                    50540R409     861     9403    SH            Sole                 9403
Legg Mason               COM                    524901105     389    13938    SH            Sole                13938
Lockheed Martin          COM                    539830109    1005    11180    SH            Sole                11180
Marsh & McLennan         COM                    571748102     379    11563    SH            Sole                11563
Medtronic                COM                    585055106     674    17186    SH            Sole                17186
Merit Medical            COM                    589889104     175    14091    SH            Sole                14091
Mettler-Toledo           COM                    592688105     358     1936    SH            Sole                 1936
Microchip Tech.          COM                    595017104     963    25891    SH            Sole                25891
Microsoft                COM                    594918104    1526    47322    SH            Sole                47322
NIKE Inc.                COM                    654106103    1739    16037    SH            Sole                16037
Oracle Corp.             COM                    68389X105    1983    68016    SH            Sole                68016
Orbotech Ltd Ord         COM                    m75253100     129    11136    SH            Sole                11136
Paychex                  COM                    704326107    1055    34044    SH            Sole                34044
PepsiCo Inc.             COM                    713448108    2211    33333    SH            Sole                33333
Plum Creek Timber        COM                    729251108     469    11295    SH            Sole                11295
PNC Financial            COM                    693475105     562     8710    SH            Sole                 8710
Potlatch                 COM                    737630103     412    13150    SH            Sole                13150
PPG Industries           COM                    693506107     724     7555    SH            Sole                 7555
Procter & Gamble         COM                    742718109    1835    27309    SH            Sole                27309
Rayonier                 COM                    754907103     344     7805    SH            Sole                 7805
Schwab                   International
                         Equity                 808524805    1247    47885    SH            Sole                47885
Schwab                   U.S. Large Cap         808524201     537    16027    SH            Sole                16027
SEI Investments          COM                    784117103     266    12877    SH            Sole                12877
Sherwin Williams         COM                    824348106    1314    12093    SH            Sole                12093
Simpson Manufacturing    COM                    829073105     237     7362    SH            Sole                 7362
Sirona Dental            COM                    82966c103     234     4540    SH            Sole                 4540
SPDR Index SHS FDS       DJ Wilshire REIT       78464A607    2564    36203    SH            Sole                36203
Stanley Black & Decker   COM                    854616109    1404    18242    SH            Sole                18242
Starbucks                COM                    855244109     835    14936    SH            Sole                14936
State Street             COM                    857477103     797    17523    SH            Sole                17523
Sysco Foods              COM                    871829107     938    31405    SH            Sole                31405
T. Rowe Price            COM                    74144T108     384     5877    SH            Sole                 5877
Tejon Ranch              COM                    879080109     209     7304    SH            Sole                 7304
Texas Instruments        COM                    882508104     807    24022    SH            Sole                24022
Time Warner Inc.         COM                    887317105     574    15193    SH            Sole                15193
Unilever PLC             Sponsored ADR          904767704    1157    35018    SH            Sole                35018
United Parcel Service    COM                    911312106    1411    17483    SH            Sole                17483
US Bancorp               COM                    902973106     299     9446    SH            Sole                 9446
Vishay Precision         COM                    92835k103     261    17578    SH            Sole                17578
Wal-Mart Stores          COM                    931142103    1141    18647    SH            Sole                18647
Waters                   COM                    941848103     428     4618    SH            Sole                 4618
Wells Fargo              COM                    949746101     973    28506    SH            Sole                28506
Western Union            COM                    959802109     662    37607    SH            Sole                37607
World Fuel Services      COM                    981475106     287     7001    SH            Sole                 7001